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                                                               November 28, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


RE: RULE 24F-2 NOTICE FOR KEYSTONE CAPITAL PRESERVATION AND INCOME FUND (FORMERLY KEYSTONE AMERICA CAPITAL PRESERVATION AND INCOME FUND-II) (THE "FUND"); REGISTRATION STATEMENT NO. 33-38508/811-6237

Dear Sirs/Madams:

         Pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act"), you are hereby notified as follows:


      (i) The fiscal year of the Fund for which this Notice is filed is the year ended September 30, 1995.


     (ii) The number of shares of the Fund registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 remaining unsold at the beginning of such fiscal year: 3,542,469.


    (iii) The number of shares of the Fund registered during such fiscal year other than pursuant to Rule 24f-2: 5,827,869.


     (iv)  The number of shares of the Fund sold during such fiscal year*:

             Class A        Class B        Class C       Total

             2,578,501      2,758,618       150,700      5,487,819
           $24,525,461    $26,668,622    $1,440,686    $52,634,769

      (v) The number of shares of the Fund sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2: -0-.
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Securities and Exchange Commission
Page Two
November 28, 1995


*Pursuant to Rule 24f-2(c), the filing fee for this Notice was calculated as follows:

(a)      Actual aggregate sales price of
         shares sold pursuant to Rule
         24f-2 during the fiscal year:                             $-0-

(b)      Reduced by the difference between:

         (1) The actual aggregate
             redemption price of shares
             of the Fund redeemed during
             the fiscal year:                                       $69,924,430

             and

         (2) The actual aggregate
             redemption price of such
             redeemed shares previously
             applied pursuant to Rule
             24e-2(a) in filings made
             pursuant to Section
             24(e)(1) of the Act:                                  $-0-

                                                                   ($69,924,430)

(c)      Net aggregate sales price:                                ($69,924,430)

(d)      Fee computed at 1/29 of 1%:                               $-0-

         If you have any questions or would like further information, please call me at (617) 338-3433.


                                               Sincerely yours,

                                           /s/ James M. Wall

                                               James M. Wall


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